Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$69,228,745.32	0.1775096	$30,964,712.93	0.0793967	$38,264,032.40
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$790,458,745.32	0.5443069	$752,194,712.93	0.5179584	$38,264,032.40

Weighted Avg. Coupon (WAC)	4.53%		4.54%
Weighted Avg. Remaining Maturity (WARM)	40.55		39.73
Pool Receivables Balance	$835,801,773.72		$795,142,881.79
Remaining Number of Receivables	65,445		63,974

Adjusted Pool Balance	$823,394,526.38		$783,536,159.30

III. COLLECTIONS

Principal:
Principal Collections	$39,517,034.61
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$744,239.41
Total Principal Collections	$40,261,274.02

Interest:
Interest Collections	$3,094,538.97
Late Fees & Other Charges	$74,948.99
Interest on Repurchase Principal	$-
Total Interest Collections	$3,169,487.96

Collection Account Interest	$1,623.05
Reserve Account Interest	$378.64
Servicer Advances	$-

Total Collections	$43,432,763.67

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$43,432,763.67
Reserve Account Release					$-
Total Available for Distribution					$43,432,763.67
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$696,501.48		$696,501.48	$696,501.48
Collection Account Interest					$1,623.05
Late Fees & Other Charges					$74,948.99
Total due to Servicer					$773,073.52

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$31,152.94		$31,152.94
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$396,279.11		$396,279.11	$396,279.11

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$42,162,102.46

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$38,264,032.40

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$38,264,032.40
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$38,264,032.40		$38,264,032.40
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$38,264,032.40		$38,264,032.40

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,898,070.06

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,407,247.34
Beginning Period Amount	$12,407,247.34
Current Period Amortization	$800,524.85
Ending Period Required Amount	$11,606,722.49
Ending Period Amount	$11,606,722.49
Next Distribution Date Amount	$10,838,991.04

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$32,935,781.06	$31,341,446.37	$31,341,446.37
Overcollateralization as a % of Original Adjusted Pool		2.20%	2.10%	2.10%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.51%	63,018	97.91%	$778,542,444.68
30 - 60 Days	1.20%	767	1.66%	$13,233,803.72
61 - 90 Days	0.24%	156	0.35%	$2,751,351.49
91 + Days	0.05%	33	0.08%	$615,281.90
		63,974		$795,142,881.79
Total
Delinquent Receivables 61 + days past due	0.30%	189	0.42%	$3,366,633.39
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	192	0.41%	$3,404,713.80
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	189	0.38%	$3,363,951.76
Three-Month Average Delinquency Ratio	0.29%		0.41%

Repossession in Current Period		55		$1,007,473.84
Repossession Inventory		83		$696,164.77

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,141,857.32
Recoveries				$(744,239.41)
Net Charge-offs for Current Period				$397,617.91

Beginning Pool Balance for Current Period				$835,801,773.72

Net Loss Ratio				0.57%
Net Loss Ratio for 1st Preceding Collection Period				0.51%
Net Loss Ratio for 2nd Preceding Collection Period				0.98%
Three-Month Average Net Loss Ratio for Current Period				0.69%

Cumulative Net Losses for All Periods				$7,766,290.34
Cumulative Net Losses as a % of Initial Pool Balance				0.51%

Principal Balance of Extensions				$6,671,090.46
Number of Extensions				363

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